Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Developing World Fund

Artisan Emerging Markets Fund

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small Cap Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Thematic Fund

Artisan Value Fund

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 1 OCTOBER 2018

TO THE FUNDS’ PROSPECTUSES

CURRENT AS OF THE DATE HEREOF

Effective immediately, the prospectuses are updated as follows:

1.	The Funds’ custodian is JPMorgan Chase Bank, N.A.

2.	The following mailing addresses can be used for the Funds:

For regular mail delivery:	For overnight mail delivery:
Artisan Partners Funds P. O. Box 219322 Kansas City, MO 64121-9322	Artisan Partners Funds 430 W. 7th Street, Suite 219322 Kansas City, MO 64105-1407

Effective 1 February 2019, the following mailing addresses should no longer be used for the Funds:

For regular mail delivery:	For overnight mail delivery:
Artisan Partners Funds P.O. Box 8412 Boston, MA 02266-8412	Artisan Partners Funds 30 Dan Road Canton, MA 02021-2809

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE